Consolidated Statements of Changes in Shareholders Deficit - USD ($)	Common Stock [Member]	Obligation To Issue Shares [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance, December 31, 2022 brought forward at Dec. 31, 2020	$ 26,041,897	$ 200,000	$ 45,569,257		$ (93,571,762)	$ (21,760,608)
Beginning Balance at Dec. 31, 2020	511,020,709
Issuance of ordinary shares for settlement of debt	$ 250,800					250,800
Issuance of ordinary shares for settlement of debt	4,400,000
Issuance of ordinary shares for cash	$ 1,324,832	(200,000)				1,124,832
Issuance of ordinary shares for cash	26,496,635
Cancelled shares
Cancelled shares	(1,000)
Exercise of stock options	$ 12,000					12,000
Exercise of stock options	800,000
Reclassification of additional paid-in capital on exercise of stock options	$ 41,271		(41,271)
Imputed interest			112,339			112,339
Stock options granted as compensation			4,403,218			4,403,218
Exchange difference on translating foreign operations				(11,409)		(11,409)
Net loss for the period					(8,443,315)	(8,443,315)
Ending balance, value at Dec. 31, 2021	$ 27,670,800		50,043,543	(11,409)	(102,015,077)	(24,312,143)
Ending Balance at Dec. 31, 2021	542,716,344
Issuance of ordinary shares for cash	$ 25					25
Issuance of ordinary shares for cash	500
Imputed interest			104,494			104,494
Stock options granted as compensation			5,770,180			5,770,180
Exchange difference on translating foreign operations				17,556		17,556
Net loss for the period					(10,618,809)	(10,618,809)
Issuance of ordinary shares for settlement of debt and bonuses	$ 370,000					370,000
Issuance of ordinary shares for settlement of debt and bonuses	9,250,000
Discount on loan payable			113,912			113,912
Ending balance, value at Dec. 31, 2022	$ 28,040,825		56,032,129	6,147	(112,633,886)	(28,554,785)
Ending Balance at Dec. 31, 2022	551,966,844
Issuance of ordinary shares for cash	$ 744,655					744,655
Issuance of ordinary shares for cash	20,000,000
Exercise of stock options	$ 75,000					75,000
Exercise of stock options	5,000,000
Reclassification of additional paid-in capital on exercise of stock options	$ 189,968		(189,968)
Imputed interest			34,431			34,431
Stock options granted as compensation			2,867,049			2,867,049
Exchange difference on translating foreign operations				(6,991)		(6,991)
Net loss for the period					(7,474,514)	(7,474,514)
Issuance of ordinary shares for settlement of debt and prepaid expenses	$ 375,000					375,000
ssuance of ordinary shares for settlement of debt and prepaid expenses	7,500,000
Exercise of warrants	$ 24,000					24,000
Exercise of warrants	12,000,000
Reclassification of additional paid-in capital on exercise of warrants	$ 1,463,321		(1,463,321)
Issuance of ordinary shares for nonrecourse notes receivable
Issuance of ordinary shares for nonrecourse notes receivable	36,000,000
Ending balance, value at Dec. 31, 2023	$ 30,912,769		$ 57,280,320	$ (844)	$ (120,108,400)	$ (31,916,155)
Ending Balance at Dec. 31, 2023	632,466,844